As filed with the Securities and Exchange Commission on October 24, 2006

1933 Act File No. 333-

1940 Act File No. 811-21938

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No. __

   and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY OF 1940

☒ Amendment No. 4

ING RISK MANAGED NATURAL RESOURCES FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

(480) 477-3000

(Registrant’s Telephone Number, including Area Code)

Huey P. Falgout, Jr.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

Copies of Communications to:

Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017-3954

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-136495.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	NUMBER BEING REGISTERED(1)(2)	PROPOSED MAXIMUM OFFERING PRICE PER UNIT(2)	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE(2)	AMOUNT OF REGISTRATION FEE
Common Shares
$0.01 par value	4,250,000 Shares	$20.00	$85,000,000	$9,095.00

(1)	Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.
(2)	Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

Rule 462(b) Filing

This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, $0.01 par value per share, of ING Risk Managed Natural Resources Fund, a statutory trust organized under the laws of the State of Delaware, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-136495 and 811-21938) are incorporated in this registration statement by reference.

Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

PART C — OTHER INFORMATION

Item 25. Financial Statements and Exhibits:

1.	Financial Statements:

Included in Part B of Registration Statement 333-136495.

2.	Exhibits

(a) (i)	Certificate of Trust dated August 4, 2006 *.

(ii)	Declaration of Trust dated August 4, 2006 *.

(b)	Bylaws dated August 4, 2006 *.

(c)	Not Applicable.

(d)	Form of Specimen Certificate for Common Shares *.

(e)	Dividend Reinvestment Plan of Registrant *.

(f)	Not Applicable.

(g) (i)	Investment Management Agreement between ING Investments, LLC and Registrant *.

(ii)	Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co *.

(h) (i)	Form of Underwriting Agreement *.

(ii)	Form of Structured Fee Agreement between ING Investments, LLC and Citigroup Global Markets Inc. *.

(iii)	Form of Additional Compensation Agreement between ING Investments, LLC and A.G. Edwards & Sons, Inc. *.

(iv)	Form of Additional Compensation Agreement between ING Investments, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated *.

(i)	Deferred Compensation Plan for Independent Directors.*

(j) (i)	Custody Agreement between Registrant and The Bank of New York.*

(a)	Amended Exhibit A to the Custody Agreement between Registrant and The Bank of New York.*

(ii)	Foreign Custody Manager Agreement between Registrant and The Bank of New York.*

(a)	Amended Schedule A to the Foreign Custody Manager Agreement between Registrant and The Bank of New York.*

(iii)	Fund Accounting Agreement between Registrant and The Bank of New York.*

(a)	Amended Schedule A to the Fund Accounting Agreement between Registrant and The Bank of New York.*

(k) (i)	Administration Agreement between Registrant and ING Funds Services, LLC.*

(ii)	Distribution Agreement between ING Funds Distributor, LLC and Registrant.*

(iii)	Amended and Restated Stock Transfer Agency Agreement between Registrant and The Bank of New York.*

(a)	Amended Schedule A to the Amended and Restated Stock Agency Agreement between Registrant and The Bank of New York.*

(iv)	Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York.*

(a)	Amended Schedule A to the Securities Lending Agreement and Guaranty between Registrant and The Bank of New York.*

(l)	Opinion and Consent of Dechert LLP – filed herein.

(i)	Form of Opinion and Consent of Richards, Layton & Finger, P.A. – counsel for matters of Delaware law.*

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm – filed herein.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Not Applicable.

(r) (i)	Code of Ethics of ING Investments, LLC*

(ii)	Code of Ethics of ING Investment Management Co.*

*	Previously filed on the Form N-2 Registration Statement, File No. 333-136495.

Item 26. Marketing Arrangements

See Sections 3, 5 and 6 of Form of Underwriting Agreement filed as Exhibit (h)(i) previously filed on the Form N-2 Registration Statement File No. 333-136495.

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering (including the expenses per shares registered in Registration Statement File No. 333-136495):

Registration fees	$50,800

New York Stock Exchange listing fee	41,000
National Association of Securities Dealers, Inc. fees	5,000
Blue Sky filing fees and expenses	1,000
Printing (other than stock certificates)	500,000
Engraving and printing stock certificates	5,000
Legal fees and expenses	150,000
Accounting fees and expenses	5,000
Miscellaneous expenses	192,200
Total	950,000

Item 28. Persons Controlled by or Under Common Control - Not Applicable.

Item 29. Number of Holders of Securities - To be filed by amendment

Item 30. Indemnification

Section 8.4 of Article VIII of the Registrant's Declaration of Trust provides as follows:

Indemnification. Subject to the exceptions and limitations contained in this Section 8.4, every person who is, or has been, a Trustee, officer, employee or agent of the Fund, including persons who serve at the request of the Fund as directors, trustees, officers, employees or agents of another organization in which the Fund has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Fund to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a)	against any liability to the Fund or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)	with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Fund; or

(c)	in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i)	by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii)	by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Fund personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 8.4 shall be advanced by the Fund prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 8.4, provided that either:

(a)	such undertaking is secured by a surety bond or some other appropriate security or the Fund shall be insured against losses arising out of any such advances; or

(b)

a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 8.4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Fund (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 8.4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Section 9 of the Form of Underwriting Agreement

Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be terminated to Trustees, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

The descriptions of the Investment Adviser and the Sub-Adviser under the captions “Management of the Fund” in the Prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of Registrant’s investment adviser and the sub-adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Registrant’s investment adviser and sub-adviser in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File Nos. 801-48282 and 801-9046, respectively) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant will be maintained at its office at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 and at the office of its custodian, The Bank of New York, at 101 Barclay Street, Floor 11E, New York, New York 10286.

Item 33. Management Services - Not Applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the Offering until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus included in this registration statement.

2. Not Applicable.

3. Not Applicable.

4. Not Applicable.

5. a. The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act (17 CFR 230.497(h)) shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

b. for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 24th day of October, 2006.

ING RISK MANAGED NATURAL RESOURCES FUND

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

James M. Hennessy*	President and Chief Executive Officer	October 24, 2006

Todd Modic*	Senior Vice President and Principal Financial Officer	October 24, 2006

John V. Boyer*	Trustee	October 24, 2006

Patricia W. Chadwick*	Trustee	October 24, 2006

J. Michael Earley*	Trustee	October 24, 2006

R. Barbara Gitenstein*	Trustee	October 24, 2006

Patrick W. Kenny *	Trustee	October 24, 2006

Walter H. May, Jr.*	Trustee	October 24, 2006

Shaun P. Mathews*	Trustee	October 24, 2006

Jock Patton*	Trustee and Chairman	October 24, 2006

Sheryl K. Pressler*	Trustee	October 24, 2006

David W.C. Putnam*	Trustee	October 24, 2006

John G. Turner*	Trustee	October 24, 2006

Roger B. Vincent*	Trustee	October 24, 2006

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**	Powers of Attorney for James M. Hennessy, Todd Modic and each Trustee were attached to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on Form N-2, File No. 333-136495 on September 25, 2006 and are incorporated herein by reference.

EXHIBIT LIST

Exhibit Number	Name of Exhibit

2(1)	Opinion and Consent of Dechert LLP

2(n)	Consent of Independent Registered Public Accounting Firm

.